Lease - Operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income related to the Group's leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease expenses	$ 5,608,890	$ 3,881,251
Short-term lease expenses	$ 358,223	$ 257,150